Prospectus Supplement

April 22, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated April 22, 2022 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2022

Ultra-Short Income Portfolio
Ultra-Short Municipal Income Portfolio
(the "Funds")

Effective May 2, 2022, the Rule 12b-1 fee waiver and expense limitation arrangement for Class A shares of the Funds will be amended as follows:

•  The Funds' "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Funds to the extent it exceeds 0.10% (reduced from 0.15%) of the average daily net assets of such shares on an annualized basis.

•  The Funds' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Funds so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.40% (reduced from 0.45%) for Class A shares of the Ultra-Short Income Portfolio and will not exceed 0.35% (reduced from 0.40%) for Class A shares of the Ultra-Short Municipal Income Portfolio.

Accordingly, the following changes will be made to the Prospectus effective May 2, 2022:

The table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class IR	Institutional Class	Class A
Advisory Fee	0.20%	0.20%	0.20%
Shareholder Service or 12b-1 Fee	None	0.05%	0.25%[1]
Other Expenses	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses[2]	0.30%	0.35%	0.55%[1]
Fee Waiver and/or Expense Reimbursement[2]	0.05%	0.05%	0.15%[1,3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.25%	0.30%	0.40%[1,3]

The footnotes to the table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" are hereby deleted and replaced with the following:

1  The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

2  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR, 0.30% for Institutional Class and 0.40% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of the Trust acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

3  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

Each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Ultra-Short Income Portfolio—Fees and Expenses—Example" is hereby deleted and replaced with the following:
	1 Year	3 Years	5 Years	10 Years
Class A	$41	$161	$292	$675

The table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class IR	Institutional Class	Class A
Advisory Fee	0.20%	0.20%	0.20%
Shareholder Service or 12b-1 Fee	None	0.10%	0.20%[1]
Other Expenses	0.20%	0.23%	0.20%
Total Annual Fund Operating Expenses[2]	0.40%	0.53%	0.60%[1]
Fee Waiver and/or Expense Reimbursement[2]	0.15%	0.18%	0.25%[1,3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.25%	0.35%	0.35%[1,3]

The footnotes to the table in the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income Portfolio—Fees and Expenses—Annual Fund Operating Expenses" are hereby deleted and replaced with the following:

1  The Fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Fund to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis. This waiver will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Trust") acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

2  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Class IR, 0.35% for Institutional Class and 0.35% for Class A. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of the Trust acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

3  Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement.

Each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Ultra-Short Municipal Income—Fees and Expenses—Example" is hereby deleted and replaced with the following:
	1 Year	3 Years	5 Years	10 Years
Class A	$36	$167	$310	$727

The second table in the section of the Prospectus entitled "Fund Management—Advisory Fees" is hereby deleted and replaced with the following:

	Expense Cap Class IR	Expense Cap Institutional Class	Expense Cap Class A
Ultra-Short Income Portfolio	0.25%	0.30%	0.40%
Ultra-Short Municipal Income Portfolio	0.25%	0.35%	0.35%

The fifth sentence in the first paragraph of the section of the Prospectus entitled "Shareholder Information—Distribution of Fund Shares" is hereby deleted and replaced with the following:

For at least one year from the date of this Prospectus, the Distributor has agreed to waive the 12b-1 fee on Class A shares of the Ultra-Short Income and Ultra-Short Municipal Income Portfolios to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis.

Please retain this supplement for future reference.

  IFTPROSPT 4/22

Statement of Additional Information Supplement

April 22, 2022

Morgan Stanley Institutional Fund Trust

Supplement dated April 22, 2022 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 28, 2022

Ultra-Short Income Portfolio
Ultra-Short Municipal Income Portfolio
(the "Funds")

Effective May 2, 2022, the Rule 12b-1 fee waiver and expense limitation arrangement for Class A shares of the Funds will be amended as follows:

•  The Funds' "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive the 12b-1 fee on Class A shares of the Funds to the extent it exceeds 0.10% (reduced from 0.15%) of the average daily net assets of such shares on an annualized basis.

•  The Funds' "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Funds so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.40% (reduced from 0.45%) for Class A shares of the Ultra-Short Income Portfolio and will not exceed 0.35% (reduced from 0.40%) for Class A shares of the Ultra-Short Municipal Income Portfolio.

Accordingly, the following changes will be made to the Statement of Additional Information effective May 2, 2022:

The rows associated with the Ultra-Short Income and Ultra-Short Municipal Income Portfolios in the table reflecting the contractual advisory fee and maximum expense ratios in the section of the Statement of Additional Information entitled "Investment Advisory And Other Services—Adviser" are hereby deleted and replaced with the following:

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class IR	Expense Cap Class R6	Expense Cap Institutional Class	Expense Cap Class W
Ultra-Short Income Portfolio	0.20%	—	0.40%	—	—	0.25%	—	0.30%	—
Ultra-Short Municipal Income Portfolio	0.20%	—	0.35%	—	—	0.25%	—	0.35%	—

The seventh sentence in the first paragraph of the section of the Statement of Additional Information entitled "Distribution and Shareholder Services Plans—Class A, Class L, Class C and Institutional Class" is hereby deleted and replaced with the following:

The Distributor has agreed to waive the 12b-1 fee on Class A shares of the Ultra-Short Income and Ultra-Short Municipal Income Portfolios to the extent it exceeds 0.10% of the average daily net assets of such shares on an annualized basis, and the 12b-1 fee on Class A shares of the Corporate Bond Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis.

Please retain this supplement for future reference.